General (Guggenheim Transaction) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) item
Variable Interest Entity [Line Items]
Number of aircraft | item	1,109
Gain on sale of assets | $	$ 183,328	$ 37,497	$ 41,873
Guggenheim [Member]
Variable Interest Entity [Line Items]
Ownership percentage			19.00%
Gain on sale of assets | $			$ 10,500
Boeing 737-800 Aircraft [Member] | Guggenheim [Member]
Variable Interest Entity [Line Items]
Number of aircraft | item			8